Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001319161
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	Warner Music Group Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	275-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false